                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: _____
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chesley, Taft & Associates, LLC
Address: 10 South LaSalle Street, Suite 3250
         Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Faris F. Chesley
Title: Manager
Phone: 312/873-1260

Signature, Place, and Date of Signing:


/s/ Faris F. Chesley                      Chicago, Illinois     November 3, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        180

Form 13F Information Table Value Total:     452393
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                           FORM 13F INFORMATION TABLE

FORM 13F
30-Sep-10

                                                                                                  Voting Authority
                               Title of             Value   Shares/ Sh/ Put/ Invstmt   Other  ------------------------
Name of Issuer                  class     CUSIP   (x$1000)  Prn Amt Prn Call Dscretn Managers   Sole   Shared   None
------------------------------ -------- --------- -------- -------- --- ---- ------- -------- -------- ------ --------
3M Company                     COM      88579y101      493     5690 SH         Sole               4694             996
Abbott Laboratories            COM      002824100     5052    96713 SH         Sole              22613           74100
Accenture PLC Ireland Class A  COM      G1151C101     3481    81929 SH         Sole              74329            7350
Ace Ltd Switzerland            COM      H0023R105      266     4575 SH         Sole               4575
Adobe Systems Inc.             COM      00724F101     1020    39007 SH         Sole              36935            1872
Aflac, Inc.                    COM      001055102      632    12225 SH         Sole               6725            5500
Agilent Technologies Inc.      COM      00846U101     2264    67851 SH         Sole              64276            3075
Air Products & Chemicals, Inc. COM      009158106     2141    25852 SH         Sole              24457            1150
Alcon, Inc.                    COM      H01301102     1374     8240 SH         Sole               7375             865
American Growth Fund of Americ          399874403      967 34988.65 SH         Sole             324.92        34440.13
American New Perspective Fund           648018406      269 10174.94 SH         Sole           4371.686        5803.253
AmerisourceBergen Corp         COM      03073e105     5323   173600 SH         Sole              46700          126450
Amgen, Inc.                    COM      031162100      217     3936 SH         Sole               3936
Amphenol Corp Cl A             COM      032095101     8644   176483 SH         Sole              86683           89600
Aon Corp                       COM      037389103      105     2685 SH         Sole               1885             800
Apache Corp                    COM      037411105     1866    19090 SH         Sole              16565            2525
Apple Computer, Inc.           COM      037833100     5259    18533 SH         Sole              17303            1200
Archer Daniels Pfd A           PFD      039483201      363     8770 SH         Sole               6570            2000
AT&T Inc.                      COM      00206R102     4923   172125 SH         Sole              58827          113118
Autodesk, Inc.                 COM      052769106      670    20947 SH         Sole              20797
Automatic Data Processing      COM      053015103      501    11930 SH         Sole               5630            6300
Baidu, Inc.                    COM      056752108      390     3800 SH         Sole               3800
Bank of America Corporation    COM      060505104      366    27965 SH         Sole              27865
Barclays Bank PLC Pfd. 6.625%  PFD      06739f390      293    12000 SH         Sole               9000            3000
Becton Dickinson & Company     COM      075887109      245     3300 SH         Sole               3300
Bed Bath & Beyond, Inc.        COM      075896100      967    22270 SH         Sole              21370             900
Bristol Meyers Squibb Co       COM      110122108      292    10785 SH         Sole               8785            2000
Caterpillar Inc.               COM      149123101      846    10756 SH         Sole               7456            3300
Central Fund Canada Cl A       ETF      153501101      263    15850 SH         Sole                              15850

CenturyTel, Inc.               COM      156700106      261     6605 SH         Sole               6105             500
Chevron Corp                   COM      166764100     9411   116108 SH         Sole              45034           70924
Church & Dwight Company, Inc.  COM      171340102     4964    76442 SH         Sole               4567           71875
Cisco Systems, Inc.            COM      17275R102     4773   217950 SH         Sole             176475           40975
Clorox Company                 COM      189054109      339     5075 SH         Sole               5075
Coca Cola Company              COM      191216100      770    13152 SH         Sole               8742            4410
Cognizant Technology Solutions COM      192446102     5728    88840 SH         Sole              81545            6910
Colgate Palmolive Company      COM      194162103     1205    15675 SH         Sole              12175            3500
Columbia Acorn Fund Z                   197199409      426 15721.39 SH         Sole           11018.98        4702.405
ConocoPhillips                 COM      20825c104      300     5228 SH         Sole               3128            2100
CSX Corp                       COM      126408103      204     3696 SH         Sole               3696
Cummins Inc.                   COM      231021106      718     7925 SH         Sole               4325            3600
CurrencyShares Canadian Dollar ETF      23129x105      435     4500 SH         Sole               4500
CVS Caremark Corp              COM      126650100      274     8700 SH         Sole               1700            7000
Danaher Corporation            COM      235851102     2177    53609 SH         Sole              41909           11700
Deere & Company                COM      244199105      642     9200 SH         Sole               8200            1000
Dominion Resources             COM      25746U109      377     8625 SH         Sole               6725            1900
E I DuPont De Nemours & Co     COM      263534109     1321    29598 SH         Sole              25448            4000
Ebix, Inc.                     COM      278715206      237    10100 SH         Sole              10100
Ecolab, Inc.                   COM      278865100    12020   236890 SH         Sole              96341          140199
Edwards Lifesciences Corp      COM      28176E108     2317    34550 SH         Sole              30850            3700
Emerson Electric Co.           COM      291011104     1487    28234 SH         Sole              27784             300
Exelon Corp                    COM      30161n101      255     6000 SH         Sole               2000            4000
Express Scripts Inc. CL A      COM      302182100    13819   283752 SH         Sole             106552          176950
Exxon Mobil Corp               COM      30231G102    13776   222941 SH         Sole              87412          135329
Family Dollar Stores, Inc.     COM      307000109     5766   130580 SH         Sole              48830           81400
FedEx Corp                     COM      31428x106     1237    14465 SH         Sole              13290            1055
Financial Select Sector SPDR F ETF      81369Y605      344    23964 SH         Sole              23964
Fiserv Inc.                    COM      337738108      382     7100 SH         Sole                               7100
Franklin Resources             COM      354613101      419     3915 SH         Sole               3915
Freeport McMoran Copper & Gold COM      35671D857      469     5487 SH         Sole               5237             250
General Electric Corporation   COM      369604103     3817   234919 SH         Sole             199329           34690
General Mills Inc.             COM      370334104     1608    43994 SH         Sole              35794            8000
Genuine Parts Company          COM      372460105      492    11025 SH         Sole               2325            8700
Gilead Sciences, Inc.          COM      375558103      212     5940 SH         Sole               1940            4000
Goldman Sachs Group, Inc.      COM      38141G104      326     2255 SH         Sole                135            2120
Google Inc. CL A               COM      38259P508    12910    24553 SH         Sole               9067           15451
Grainger WW Inc                COM      384802104      643     5400 SH         Sole               1250            4150
H.J. Heinz Co.                 COM      423074103     2167    45745 SH         Sole              37570            7950

Hewlett Packard Co.            COM      428236103     8519   202500 SH         Sole              49576          152699
Honeywell International        COM      438516106     7157   162880 SH         Sole              60605          101875
HSBC Holdings PLC 8.125%       PFD      404280703      225     8200 SH         Sole               8200
HSBC Holdings PLC Series A 6.2 PFD      404280604      220     9000 SH         Sole                               9000
Illinois Tool Works Inc.       COM      452308109     3071    65305 SH         Sole              60367            4688
Intel Corporation              COM      458140100     2518   131170 SH         Sole              46820           84200
IntercontinentalExchange, Inc. COM      45865V100     1271    12140 SH         Sole              11490             650
Interiors, Inc. Cl A           COM      458688108        1   879655 SH         Sole             879655
International Business Machine COM      459200101    10549    78638 SH         Sole              18704           59884
Intuit Inc.                    COM      461202103      333     7600 SH         Sole               7600
iPATH Dow Jones-UBS Commodity  ETF      06738C778     3064    72470 SH         Sole              65420            7050
iShares Barclays 1-3 Year Cred ETF      464288646     4136    39375 SH         Sole              28850           10525
iShares Barclays Aggregate Bon ETF      464287226     3747    34484 SH         Sole              30181            4203
iShares Barclays US Treasury I ETF      464287176     3322    30459 SH         Sole              27009            3450
iShares COMEX Gold Trust       ETF      464285105      173    13500 SH         Sole              13000             500
iShares Dow Jones US Oil Eqpmn ETF      464288844      458    10366 SH         Sole               9616             750
iShares iBoxx Inv Grade Corp B ETF      464287242     1115     9858 SH         Sole               8150            1708
iShares MSCI Canada Index Fund ETF      464286509     1044    37245 SH         Sole              34270            2975
iShares MSCI EAFE Index Fund   ETF      464287465    10559   192264 SH         Sole             177657           14607
iShares MSCI Emerging Markets  ETF      464287234    12479   278729 SH         Sole              88414          190315
iShares Nasdaq Biotechnology I ETF      464287556     2652    30754 SH         Sole              28439            2200
iShares Russell 2000 Value Ind ETF      464287630      219     3525 SH         Sole               3525
iShares Russell Midcap Index F ETF      464287499      673     7443 SH         Sole               7443
iShares S&P MidCap 400 Index F ETF      464287507     6163    76960 SH         Sole              66659           10301
iShares S&P SmallCap 600 Index ETF      464287804     6183   104641 SH         Sole              95881            8760
iShares Trust FTSE/Xinhua Chin ETF      464287184     2373    55410 SH         Sole              15675           39735
Isle of Capri Casinos, Inc.    COM      464592104      334    46668 SH         Sole              46668
J P Morgan Chase & Co.         COM      46625H100     2524    66309 SH         Sole              63775            2284
Jacobs Engineering Group, Inc. COM      469814107     3622    93593 SH         Sole              85543            7800
Johnson & Johnson Co.          COM      478160104     6878   111008 SH         Sole              51946           59032
Johnson Controls, Inc.         COM      478366107      613    20110 SH         Sole              19910
JPMorgan Alerian MLP Index     ETF      46625H365     1517    44950 SH         Sole              43850            1100
Kimberly-Clark Corp            COM      494368103      275     4225 SH         Sole               4225
Kraft Foods Inc. CL A          COM      50075N104     2247    72818 SH         Sole              54139           18329
L-3 Communications Hldgs Inc.  COM      502424104     1149    15895 SH         Sole              15035             860
Laboratory Corp Amer Hldgs     COM      50540R409     5796    73900 SH         Sole               3392           70508
Lowes Companies Inc.           COM      548661107     1111    49825 SH         Sole              48650            1075
McDermott International, Inc.  COM      580037109     2844   192400 SH         Sole               9000          183400
McDonalds Corp.                COM      580135101     1684    22596 SH         Sole              16823            5773

Medco Health Solutions, Inc.   COM      58405u102      986    18949 SH         Sole               6293           12656
Medtronic Inc.                 COM      585055106      447    13310 SH         Sole               9260            4000
Merck & Co., Inc.              COM      589331107      682    18538 SH         Sole              18538
Metropolitan Life Insurance Co COM      59156r108     1953    50785 SH         Sole              46410            4175
Microsoft Corp                 COM      594918104     5616   229335 SH         Sole              52132          177203
MidCap SPDR Trust Series 1     ETF      78467Y107     2926    20100 SH         Sole              20100
National Fuel Gas Co           COM      636180101      648    12500 SH         Sole                              12500
Nestle SA-Sponsored ADR        COM      641069406      238     4450 SH         Sole                600            3850
NextEra Energy, Inc./Frmrly FP COM      65339F101     1137    20905 SH         Sole              18805            2000
Nike Inc.                      COM      654106103      768     9585 SH         Sole               9585
Northern Trust Corp            COM      665859104     2313    47944 SH         Sole              34354           13490
Novartis AG ADR                COM      66987v109     1031    17880 SH         Sole              16555            1175
O.T. Mining Corporation        COM      671061109       10    30000 SH         Sole                              30000
Occidental Petroleum Corp      COM      674599105     1998    25515 SH         Sole               6265           19250
Omnicom Group, Inc.            COM      681919106     2379    60256 SH         Sole              54976            5130
Oracle Systems Corporation     COM      68389X105     7645   284740 SH         Sole             114085          170255
O'Reilly Automotive, Inc.      COM      686091109     5445   102345 SH         Sole              36545           65500
Pepsico, Inc.                  COM      713448108    12519   188430 SH         Sole              74365          113765
Perma-Fix Enviornmental Servic COM      714157104       25    15000 SH         Sole                              15000
Pfizer, Inc                    COM      717081103     1067    62116 SH         Sole              38837           23279
Philip Morris International, I COM      718172109     7275   129871 SH         Sole              15368          114403
PIMCO Total Return Fund - C             693390429      122 10557.75 SH         Sole           10557.75
PNC Financial Corp             COM      693475105      374     7200 SH         Sole               7200
Praxair, Inc.                  COM      74005P104     3036    33632 SH         Sole              30732            2900
PrivateBancorp, Inc.           COM      742962103      303    26643 SH         Sole              25543            1100
Procter & Gamble Co.           COM      742718109     5685    94805 SH         Sole              78447           16073
Qualcomm Inc.                  COM      747525103    10255   227221 SH         Sole             105331          121350
Quest Diagnostics, Inc.        COM      74834l100      389     7700 SH         Sole                               7700
Raytheon Co                    COM      755111507      261     5702 SH         Sole               5702
Regeneron Pharmaceuticals, Inc COM      75886f107      701    25600 SH         Sole                              25600
Republic Services, Inc.        COM      760759100      244     8000 SH         Sole                               8000
Roper Industries Inc.          COM      776696106      353     5415 SH         Sole               5415
Royal Dutch Shell PLC ADR CL A COM      780259206     1093    18126 SH         Sole              13061            4965
Salesforce Com Inc.            COM      79466L302      381     3410 SH         Sole               3410
Schlumberger Ltd.              COM      806857108     4173    67740 SH         Sole              61550            5840
Sinofert Holdings Ltd.(Hong Ko COM      B0CJMD1         30    52000 SH         Sole                              52000
Sirona Dental Systems, Inc.    COM      82966C103     2100    58275 SH         Sole               2100           56175
Southern Company               COM      842587107      207     5550 SH         Sole               5000             550
Southwestern Energy Co.        COM      845467109      231     6895 SH         Sole               6895

SPDR Barclays Capital High Yie ETF      78464A417     1639    40975 SH         Sole              40875             100
SPDR Gold Trust                ETF      78463V107    12262    95863 SH         Sole              18598           77265
SPDR S&P 500 ETF Trust         ETF      78462F103     5260    46090 SH         Sole              40875            5215
SPDR S&P China ETF             ETF      78463x400     3372    44228 SH         Sole               2578           41650
SPDR S&P Int'l Small Cap       ETF      78463X871      647    23150 SH         Sole              20575            2575
St. Jude Medical               COM      790849103     1748    44430 SH         Sole              38405            5625
Starbucks Corp                 COM      855244109     1389    54361 SH         Sole              52881            1435
Stericycle Inc.                COM      858912108     3857    55519 SH         Sole              51809            3650
Stryker Corporation            COM      863667101      862    17225 SH         Sole              11625            5500
Sysco Corporation              COM      871829107     2052    71937 SH         Sole              43185           28752
Target Corp                    COM      87612E106     2752    51500 SH         Sole              46745            4755
Teva Pharmaceutical Industries COM      881624209     7671   145429 SH         Sole              42254          103175
Texas Instruments Inc.         COM      882508104     1054    38850 SH         Sole              34025            4625
Thermo Fisher Scientific, Inc. COM      883556102     4103    85698 SH         Sole              74148           11250
TJX Companies Inc.             COM      872540109     1216    27255 SH         Sole              22930            4325
Union Pacific Corp             COM      907818108     2431    29716 SH         Sole              24891            4550
United Technologies Corp       COM      913017109     1142    16035 SH         Sole              13635            2400
US Bancorp Del New             COM      902973304      357    16530 SH         Sole              16530
Vanguard FTSE All-World Ex-US  ETF      922042775     7357   162043 SH         Sole             138228           23315
Vanguard REIT                  ETF      922908553      708    13600 SH         Sole              13600
Vanguard Total Bond Market Fun ETF      921937835     3134    37915 SH         Sole              19865           17950
Vanguard Total Stock Market In          922908306      233 8208.967 SH         Sole           8208.967
Vanguard Total Stock Market VI ETF      922908769     2203    37749 SH         Sole              37499             250
Vectren Corporation            COM      92240g101      754    29143 SH         Sole              28943
Verizon Communications         COM      92343V104      728    22331 SH         Sole              12831            9500
Videorec Technologies-Private  COM      926990656        0    18438 SH         Sole                              18438
Visa, Inc.                     COM      92826C839     6642    89440 SH         Sole              36915           52350
Vodafone Group PLC New         COM      92857w209      462    18626 SH         Sole              18446
Walgreen Co.                   COM      931422109     4274   127578 SH         Sole              60892           66386
Wal-Mart Stores, Inc.          COM      931142103      316     5900 SH         Sole               5525             375
Walt Disney Co.                COM      254687106      611    18472 SH         Sole              12672            5800
Wells Fargo & Co.              COM      949746101     2514   100086 SH         Sole              91226            8760
Wells Fargo Cap IX             PFD      94979P203      125     5000 SH         Sole                               5000
Windstream Corp.               COM      97381W104      138    11200 SH         Sole               9000            2200
REPORT SUMMARY                     180 DATA RECORDS 452393          0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED